Inventories (Detail) - Schedule of Inventory - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Finished goods	$ 344,764	$ 543,548
Deposits on Finished Goods		67,706
Raw materials	$ 644,146	534,866
Total	$ 988,910	$ 1,146,120